Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jan. 31, 2012
Sales	$ 0	$ 0	$ 0	$ 0	$ 58,000	$ 58,000
Cost of Sales	0	0	0	0	29,886	29,886
Gross profit	0	0	0	0	28,114	28,114
Operating costs and expenses:
Research and development	161,365	126,385	598,476	687,687	4,942,284	5,103,649
Sales, general and administrative	78,584	130,130	480,525	1,756,708	7,194,438	7,273,022
Total operating expenses	239,949	256,515	1,079,001	2,444,395	12,136,722	12,376,671
Loss from operations	(239,949)	(256,515)	(1,079,001)	(2,444,395)	(12,108,608)	(12,348,557)
Other income (expense):
Interest income	0	3	5	1	11,359	11,359
Interest expense	(110,644)	(91,237)	(533,500)	(631,401)	(4,525,627)	(4,636,271)
Gain on derivative instruments	28,574	0	92,557	0	92,557	121,131
Other income (expense), net	762	0	25,932	(3,069)	187,130	187,892
Total other income (expense), net	(81,308)	(91,234)	(415,006)	(634,469)	(4,234,581)	(4,315,889)
Loss from operations:
Before provision for income tax	(321,257)	(347,749)	(1,494,007)	(3,078,864)	(16,343,189)	(16,664,446)
Provision for income tax	(1,600)	(1,600)	(1,600)	(1,600)	(9,600)	(11,200)
Net loss	(322,857)	(349,349)	(1,495,607)	(3,080,464)	(16,352,789)	(16,675,646)
Net loss attributable to:
Non-controlling interest	(30,818)	(24,641)	(116,860)	(134,295)	(1,157,353)	(1,188,171)
Micro Imaging Technology, Inc. stockholders	(292,039)	(324,708)	(1,378,747)	(2,946,169)	(15,195,436)	(15,487,475)
Net loss	$ (322,857)	$ (349,349)	$ (1,495,607)	$ (3,080,464)	$ (16,352,789)	$ (16,675,646)
Net loss per share, basic and diluted (in dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.02)
Shares used in computing net loss per share, basic and diluted (in shares)	515,008,741	189,898,875	282,342,357	141,859,194